TAXES ON INCOME (Profit (Loss) before Taxes) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
TAXES ON INCOME [Abstract]
Domestic	$ (572)	$ (3,429)	$ 228
Foreign	23	43	(52)
Net profit (loss) from continuing operations	$ (549)	$ (3,386)	$ 176